August 29, 2011

Summary Prospectus

Ready Assets U.S.A. Government Money Fund

Fund

Ready Assets U.S.A. Government Money Fund	MGRXX

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus (including amendments and supplements) and other information about the Fund, including the Fund’s statement of additional information and shareholder report, online at http://www.blackrock.com/prospectus/cash. You can also get this information at no cost by calling (800) 626-1960 or by sending an e-mail request to prospectus.request@blackrock.com, or from your financial professional. The Fund’s prospectus and statement of additional information, both dated August 29, 2011, as amended and supplemented from time to time, are incorporated by reference into (legally made a part of) this Summary Prospectus.

This Summary Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Summary Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Summary Prospectus

Key Facts About Ready Assets U.S.A. Government Money Fund

Investment Objective

The investment objective of Ready Assets U.S.A. Government Money Fund (the “Fund”) is to seek preservation of capital, current income and liquidity available from investing in a diversified portfolio of short-term securities, including variable rate securities, that are direct U.S. Government obligations, and repurchase agreements pertaining to such securities with banks and securities dealers.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.450%
Distribution and/or Service (12b-1) Fees	0.125%
Other Expenses	0.355%
Total Annual Fund Operating Expenses	0.93%

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$95	$296	$515	$1,143

Principal Investment Strategies of the Fund

The Fund tries to achieve its objective by investing in a diversified portfolio of short-term securities consisting of obligations that are issued by the U.S. Government and/or have their principal and interest guaranteed and backed by the full faith and credit of the United States (“direct U.S. Government obligations”), repurchase agreements with banks and securities dealers that involve direct U.S. Government obligations and variable rate direct U.S. Government obligations. Under normal circumstances, the Fund invests substantially all (at least 80%) of its assets in direct U.S. Government obligations and related repurchase agreements, which are agreements where another party sells securities to the Fund and at the same time agrees to repurchase the securities at a particular time and price. Fund management decides which securities to buy and sell based on its assessment of the relative values of different securities and future interest rates. Fund management also seeks to improve the Fund’s yield by taking advantage of yield differentials that regularly occur between securities of a similar kind. For example, market conditions frequently result in similar securities trading at different prices. Fund management seeks to improve the Fund’s yield by buying and selling securities based on these yield differences. The Fund’s dollar-weighted average maturity will be 60 days or less and the dollar-weighted average life of all of its investments will be 120 days or less.

Principal Risks of Investing in the Fund

The Fund cannot guarantee that it will achieve its investment objective.

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund could lose money if short-term interest rates rise sharply in a manner not anticipated by Fund management. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

■	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

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Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

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Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

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Repurchase Agreements and Purchase and Sale Contracts Risks — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.

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U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

■	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

Performance Information

The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund's returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on Investment Company Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/moneymarketreports or can be obtained by phone at (800) 626-1960.

ANNUAL TOTAL RETURNS

Ready Assets U.S.A. Government Money Fund

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.14% (quarter ended March 31, 2001) and the lowest return for a quarter was 0.00% (quarter ended June 30, 2010). The year-to-date return as of June 30, 2011 was 0.00%.

As of 12/31/10 Average Annual Total Returns	1 Year	5 Years	10 Years
Ready Assets U.S.A. Government Money Fund	0.00%	1.90%	1.69%

To obtain the Fund’s current 7-day yield, call (800) 626-1960.

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Investment Manager

The Fund’s investment manager is BlackRock Advisors, LLC.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund each day the New York Stock Exchange is open. To purchase or sell shares you should contact your financial intermediary or financial professional, or, if you hold your shares through Financial Data Services, Inc. (the “Transfer Agent”), you should contact the Transfer Agent by phone at (800) 221-7210. The initial and subsequent minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:

Minimum Initial Investment	$5,000 for all accounts except: • $300 for accounts advised by banks and registered investment advisers. • $100 for retirement plans.
Minimum Additional Investment	$1,000 for all accounts except: • $100 for accounts advised by banks and registered investment advisers. • $1 for retirement plans.

Tax Information

The Fund will distribute dividends of net investment income, if any, at least daily and net realized capital gains, if any, at least annually. The Fund’s dividends and distributions may be subject to Federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to Federal income tax upon withdrawal from such tax deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

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The Fund’s prospectus and statement of additional information, both dated August 29, 2011, are incorporated by reference into this Summary Prospectus.

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INVESTMENT COMPANY ACT FILE # 811-03534 Ready Assets U.S.A. Government Money Fund SPRO-RAUGM-0811